Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,234,242)	$ (21,138,777)	$ (3,198,366)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	790,449	718,002	1,256,491
Bad debt direct write-off and provision and reversal	(249,257)	7,579,886	939,720
Amortization of Right-of-use assets	4,594,172
Loss from disposal of property and equipment	107,251
Impairment of long lived assets			148,795
Share-based compensation		10,360,000
Investment loss	1,607,537	2,316,994
Change in operating assets and liabilities:
Accounts receivable	(1,804,440)	(2,531,755)	(2,657,283)
Notes receivable	19,943	(20,861)	40,260
Inventories and biological assets	(1,699,621)	(522,550)	1,523,098
Other receivables	(672,830)	(958,671)	(1,927,692)
Advances to suppliers	(839,221)	201,984	(171,783)
Long term deposit	(132,568)	589,653	(159,508)
Other current assets	19,076	331,426	376,134
Other noncurrent assets	69,539	(30,483)	62,394
Amount due from related parties	(317,828)
Accounts payable	6,002,186	1,765,488	(3,558,050)
Other payables and accrued liabilities	868,975	(1,341,447)	99,132
Customer deposits	(144,761)	(1,035,456)	678,601
Taxes payable	(948,277)	433,054	1,162,084
Operating lease liabilities	(6,191,522)
Net cash used in operating activities	(3,155,439)	(3,283,513)	(5,385,973)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of equipment and building	(330,677)	(118,272)	(89,960)
Investment in a joint venture	(1,116,212)	(4,379)
Purchases of intangible assets	(66,973)	(12,774)	(7,012)
Additions to leasehold improvements	(525,988)	(180,672)	(209,166)
Net cash used in investing activities	(2,039,850)	(316,097)	(306,138)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loan	1,116,212
Repayment of short-term bank loan	(837,159)		(779,059)
Repayment of third parties loan		(1,811,558)	(2,613,965)
Proceeds from notes payable	56,875,403	57,965,013	65,370,181
Repayment of notes payable	(52,997,171)	(60,273,598)	(57,829,269)
Proceeds from issuance of shares and warrants in private placements	2,589,600	7,325,000
Proceeds from other payable-related parties	1,257,406	43,785	689,010
Repayment of other payable-related parties		(882,486)
Net cash provided by financing activities	8,004,291	2,366,156	4,836,898
EFFECT OF EXCHANGE RATE ON CASH	(1,505,475)	(2,535,479)	1,522,146
INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	1,303,527	(3,768,933)	666,933
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	31,570,644	35,339,577	34,672,644
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of year	32,874,171	31,570,644	35,339,577
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	149,023	63,668	3,955
Cash paid for interest	13,604	64,943	262,218
NON-CASH ACTIVITIES：
Cashless exercise of warrants		$ 135,118